Deposits - Components of deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits:
Demand, noninterest bearing	$ 139,450	$ 126,150
Demand, interest-bearing	94,416	114,610
Savings accounts	3,231	3,097
Money market accounts	302,242	229,557
Time Deposits	311,829	278,716
Total deposits	851,168	752,130
Time deposits over FDIC Insurance Limit	$ 271,100	$ 233,700